Other Operating Expenses	12 Months Ended
Dec. 31, 2019
Other operating expenses [abstract]
Other operating expenses
8	Other operating expenses

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Cost related to lease of investment properties	(13,738)	(19,367)	(16,199)
Others	(7,641)	(13,181)	(5,726)

	(21,379)	(32,548)	(21,925)